Trade and other payables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Trade payables
Trade payables		$ 155,034	$ 194,757
Accounts payable		48,847	43,108
Other payables
Other current payables		33,689	39,261
Classification by maturity:
Trade and other current payables		188,084	233,355
Trade and other non-current payables		639	663
Trade and other payables		220,042	100,860
Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Accounts payable		59,693	53,070
Other payables
Other current payables		27,323	30,750
Classification by maturity:
Trade and other current payables		87,016	83,820
Trade and other payables		81,215	63,300
Sociedad Minera Cerro Verde S.A.A. [Member]
Trade payables
Accounts payable		231,136	194,958
Other payables
Other current payables		316,324	73,606
Classification by maturity:
Current payables for purchase of non-current assets		42,400	33,700
Domestic suppliers [Member]
Trade payables
Trade payables		154,998	194,742
Related entities [Member]
Trade payables
Trade payables	[1]	36	15
Other payables
Other payables		20	62
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Accounts payable		10,846	9,962
Taxes payable [Member]
Other payables
Other payables		9,102	9,405
Taxes payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other current payables		4,280	2,605
Interest Payable [Member]
Other payables
Other payables		7,464	7,152
Remuneration and similar benefits payable [Member]
Other payables
Other payables		10,531	11,585
Remuneration and similar benefits payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other current payables		22,907	27,419
Royalties payable to the Peruvian State [Member]
Other payables
Other payables		2,171	4,571
Royalties payable to the Peruvian State [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other current payables		136	726
Dividends payable [Member]
Other payables
Other payables		663	730
Other liability [Member]
Other payables
Other payables		3,738	5,756
Financial payables [Member]
Classification by maturity:
Trade and other payables		177,450	220,042
Non financial payables [Member]
Classification by maturity:
Trade and other payables		$ 11,273	$ 13,976

[1]	Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.